ASSET PURCHASE AGREEMENT (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2022	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Asset Acquisition [Line Items]
Repayment to related party			$ 1,000
Selling and marketing expense			13,671	$ 9,848
Bourns Production, Inc
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment	$ 197
Thomason Jones Company LLC [Member]
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment			444
Contingent payments		$ 1,000
Revenues			3,000
Repayment to related party			1,000
Selling and marketing expense			417
Accrued expense			$ 782
Thomason Jones Company LLC [Member] | Maximum [Member]
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment		$ 444